Earnings Per Common Share	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
EARNINGS PER COMMON SHARE
NOTE 13: EARNINGS PER COMMON SHARE
     Earnings per share are calculated by dividing net income by the average number of shares of Navios Holdings outstanding during the period.

	Three Month	Three Month
	Period Ended	Period Ended
	June 30, 2012	June 30, 2011
Numerator:
Net income attributable to Navios Holdings common stockholders	$5,285	$50,850
Less:
Dividend on Preferred Stock	(423)	(423)

Income available to Navios Holdings common stockholders, basic	$4,862	$50,427

Plus:
Dividend on Preferred Stock	423	423

Income available to Navios Holdings common stockholders, diluted	$5,285	$50,850

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,205,545	100,949,505
Dilutive potential common shares — weighted average restricted stock and restricted units	1,308,615	898,967
Convertible preferred stock and convertible debt	8,479,000	8,479,000

Dilutive effect of securities	9,787,615	9,377,967

Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	110,993,160	110,327,472

Basic net income per share attributable to Navios Holdings common stockholders	$0.05	$0.50

Diluted net income per share attributable to Navios Holdings common stockholders	$0.05	$0.46

	Six Month	Six Month
	Period Ended	Period Ended
	June 30, 2012	June 30, 2011
Numerator:
Net income attributable to Navios Holdings common stockholders	$14,744	$12,705
Less:
Dividend on Preferred Stock	(850)	(841)

Income available to Navios Holdings common stockholders, basic	$13,894	$11,864

Plus:
Dividend on Preferred Stock	850	841

Income available to Navios Holdings common stockholders, diluted	$14,744	$12,705

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,198,855	100,901,279
Dilutive potential common shares — weighted average restricted stock and restricted units	1,324,897	938,195
Convertible preferred stock and convertible debt	8,479,000	8,479,000

Dilutive effect of securities	9,816,051	9,417,448

Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	111,014,906	110,318,727

Basic net income per share attributable to Navios Holdings common stockholders	$0.14	$0.12

Diluted net income per share attributable to Navios Holdings common stockholders	$0.13	$0.12